Reporting entity	12 Months Ended
Dec. 31, 2021
Reporting entity
Reporting entity

1.           Reporting entity

Ecopetrol is a mixed economy company, with a commercial nature, formed in 1948 in Bogotá – Colombia, headquarters of the Ecopetrol Business Group. Its corporate purpose is to develop commercial or industrial activities arising from or related to the exploration, production, refining, transportation, storage, distribution, and selling of hydrocarbons, their by-products, and associated products, as well as the supplying of electric power transmission, design, development, construction, operation and maintenance of roads and projects related to energy infrastructure, and information technology and telecommunications services, directly or through its subsidiaries (collectively referred to “Ecopetrol Business Group”).

An 11.51% of Ecopetrol’s shares are publicly traded on the Stock Exchanges of Colombia and New York, USA. The remaining shares (88.49% of the total outstanding shares) are owned by the Colombian Ministry of Finance and Public Credit.

The address of the main office of Ecopetrol is Bogotá – Colombia, Carrera 13 No. 36 – 24.